Investment Securities - Schedule of Amortized Cost and Fair Values of Investment Securities, with Gross Unrealized Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Amortized Cost	$ 2,147,276	$ 1,963,046
Securities available for sale, Gross Unrealized Gains	22,296	13,867
Securities available for sale, Gross Unrealized Losses	(10,719)	(40,116)
Securities available for sale, Estimated Fair Value	2,158,853	1,936,797
Securities held to maturity, Amortized Cost	116,960	154,109
Securities held to maturity, Gross Unrealized Gains	3,392	2,205
Securities held to maturity, Gross Unrealized Losses	(871)	(3,748)
Securities held to maturity, Estimated Fair Value	119,481	152,566
U.S. Government-Sponsored Enterprise Obligations [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Amortized Cost	317,386	406,092
Securities available for sale, Gross Unrealized Gains	1,700	1,382
Securities available for sale, Gross Unrealized Losses	(3,533)	(11,913)
Securities available for sale, Estimated Fair Value	315,553	395,561
Securities held to maturity, Amortized Cost	10,000	34,478
Securities held to maturity, Gross Unrealized Gains	88	484
Securities held to maturity, Estimated Fair Value	10,088	34,962
Obligations of State and Political Obligations [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Amortized Cost	86,513	105,300
Securities available for sale, Gross Unrealized Gains	3,679	2,435
Securities available for sale, Gross Unrealized Losses	(2)	(256)
Securities available for sale, Estimated Fair Value	90,190	107,479
Securities held to maturity, Amortized Cost	77,597	84,290
Securities held to maturity, Gross Unrealized Gains	3,153	1,463
Securities held to maturity, Gross Unrealized Losses	(145)	(1,624)
Securities held to maturity, Estimated Fair Value	80,605	84,129
Mortgage-Backed Securities [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Amortized Cost	1,741,917	1,450,194
Securities available for sale, Gross Unrealized Gains	16,882	10,031
Securities available for sale, Gross Unrealized Losses	(7,184)	(27,947)
Securities available for sale, Estimated Fair Value	1,751,615	1,432,278
Securities held to maturity, Amortized Cost	29,363	35,341
Securities held to maturity, Gross Unrealized Gains	151	258
Securities held to maturity, Gross Unrealized Losses	(726)	(2,124)
Securities held to maturity, Estimated Fair Value	28,788	33,475
Other Securities [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Amortized Cost	1,460	1,460
Securities available for sale, Gross Unrealized Gains	35	19
Securities available for sale, Estimated Fair Value	$ 1,495	$ 1,479